Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 46,293,273.00
Previously Paid Amount	0.00
Total Fee Amount	4,027.51
Total Offset Amount	0.00
Net Fee	$ 4,027.51
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A